Property, Plant, and Equipment, Net - Schedule of Property, Plant, and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property, Plant, and Equipment, Net [Line Items]
Subtotal	$ 13,835,289	$ 13,665,506
Less: Accumulated depreciation	(3,667,465)	(3,380,937)
Total, net	10,167,824	10,284,569
Land [Member]
Schedule of Property, Plant, and Equipment, Net [Line Items]
Subtotal	69,366	72,324
Real property and building [Member]
Schedule of Property, Plant, and Equipment, Net [Line Items]
Subtotal	8,263,902	8,616,300
Machinery and equipment [Member]
Schedule of Property, Plant, and Equipment, Net [Line Items]
Subtotal	4,691,764	4,891,835
Vehicle [Member]
Schedule of Property, Plant, and Equipment, Net [Line Items]
Subtotal	53,859	56,155
Construction in progress [Member]
Schedule of Property, Plant, and Equipment, Net [Line Items]
Subtotal	$ 756,398	$ 28,892